33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Total liabilities	R$ 34,035	R$ 43,916
Cash and cash equivalents	(536)	(891)
Net assets (liabilities) exposed	(922)	(712)
Total equity	15,891	15,939	R$ 14,330	R$ 12,934
Capital Management [Member]
Disclosure of financial liabilities [line items]
Total liabilities	34,035	43,916
Cash and cash equivalents	(536)	(891)
Restricted cash	(12)	(91)
Net assets (liabilities) exposed	33,487	42,934
Total equity	R$ 15,891	R$ 15,939
Net liabilities / equity	2.11%	2.70%